Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,136,896.32
Previously Paid Amount	0.00
Total Fee Amount	3,471.41
Total Offset Amount	0.00
Net Fee	$ 3,471.41